SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Current tax expense (benefit)	$ 4,283	$ 871
Income tax expense (benefit)	$ 4,283	$ 871